INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 2,948
Cost at end of year	2,687	$ 2,948
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(579)	(543)
Amortization	(108)	(152)
Foreign currency translation	42	116
Cost at end of year	$ (645)	$ (579)